Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 305,126	$ 819,485
Restricted cash	8,661	3,539
Short-term investments	1,316,833	1,041,395
Account and financing receivables, net	260,716	264,411
Prepaid and other current assets (including $31,607 and $33,329, respectively, due from a related party as of December 31, 2018 and 2019)	124,332	225,744
Current assests associated with discontinued operations	0	34,324
Total current assets	2,015,668	2,388,898
Fixed assets, net	447,688	504,647
Goodwill	52,923	53,263
Long-term investments, net	94,332	108,356
Intangible assets, net	11,437	24,071
Restricted time deposits	240	244,179
Prepaid non-current assets	1,882	3,107
Other assets	65,620	43,928
Non-current assests associated with discontinued operations	0	398
Total assets	2,689,790	3,370,847
LIABILITIES
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $84,749 and $74,781, respectively, as of December 31, 2018 and 2019)	253,403	286,745
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $60,555 and $64,874, respectively, as of December 31, 2018 and 2019)	249,810	292,282
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $43,020 and $47,735, respectively, as of December 31, 2018 and 2019)	118,222	120,404
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $7,389 and $7,670, respectively, as of December 31, 2018 and 2019)	110,833	108,011
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $14,110 and $9,750, respectively, as of December 31, 2018 and 2019)	102,686	93,073
Short-term bank loans (including short-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31,2018 and 2019)	114,528	129,677
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $65,352 and $63,439, respectively, as of December 31, 2018 and 2019, and due to a related party of $32,718 and $33,536, respectively, as of December 31, 2018 and 2019.)	149,311	123,921
Current liabilities associated with discontinued operations	0	101,105
Total current liabilities	1,098,793	1,255,218
Long-term accounts payable (including long-term accounts payable of consolidated VIEs without recourse to the Company of nil as of both December 31, 2018 and 2019)	767	752
Long-term bank loans (including long-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2018 and 2019)	0	302,323
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $13,554 and $13,220, respectively, as of December 31, 2018 and 2019)	181,640	174,339
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $2,239 and $1,998, respectively, as of December 31, 2018 and 2019)	95,904	85,264
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of nil and $1,130, respectively, as of December 31, 2018 and 2019)	5,769	0
Total long-term liabilities	284,080	562,678
Total liabilities	1,382,873	1,817,896
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,229 shares and 39,269 shares, respectively, issued and outstanding as of December 31, 2018 and 2019)	39	39
Additional paid-in capital	948,201	958,883
Accumulated other comprehensive income	24,351	24,719
Accumulated deficit	(544,137)	(394,801)
Total Sohu.com Limited shareholders' equity	428,454	588,840
Noncontrolling interest	878,463	964,111
Total shareholders' equity	1,306,917	1,552,951
Total liabilities and shareholders' equity	$ 2,689,790	$ 3,370,847